Equity warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity Warrants
Warrant outstanding

	Options Outstanding, number of shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)
As of December 31, 2019	—	—	—
Issued	479,179	$5.01
Exercised	(479,179)	$5.01
As of December 31, 2020	—	—	—
Issued (1)	1,000,000	$20.00	5.00
Assumed from GRNV	8,400,000	$11.50	5.00
Exercised	(663,584)	$11.50
As of December 31, 2021	8,736,416	$12.47	4.53
(1)	1,000,000 Warrants issued represent the Convertible Note warrants issued on October 12, 2021. Refer to Note 14 Current and Non-Current Financial Liabilities, net.